Advances - Schedule of Advances from Nonaffiliated Collaboration (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 18, 2008
Advances [Abstract]
Advances from nonaffiliated collaboration	$ 250	$ 250	$ 250	$ 250